Deposits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deposits [Line Items]
Deposits	₩ 294,874,256	₩ 265,000,190
Demand Deposits
Deposits [Line Items]
Deposits	116,282,707	106,160,833
Demand Deposits | Domestic currency
Deposits [Line Items]
Deposits	103,048,895	94,210,806
Demand Deposits | Foreign currency
Deposits [Line Items]
Deposits	13,233,812	11,950,027
Time Deposits
Deposits [Line Items]
Deposits	158,427,447	139,644,763
Time Deposits | Domestic currency
Deposits [Line Items]
Deposits	139,824,896	123,572,793
Time Deposits | Foreign currency
Deposits [Line Items]
Deposits	18,602,551	16,071,970
Negotiable certificates of deposits
Deposits [Line Items]
Deposits	9,707,791	9,247,088
Note discount deposits
Deposits [Line Items]
Deposits	4,579,587	4,087,530
CMA
Deposits [Line Items]
Deposits	3,987,372	4,084,709
Other
Deposits [Line Items]
Deposits	₩ 1,889,352	₩ 1,775,267